Short-Term Investments (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Investment [Line Items]
Short-term investments	$ 359,198	$ 92,999
Proceeds from sales of short-term investments	189,006	533,847	$ 367,714
Realized gains (losses)	1,100	1,400	$ (6,000)
Loan note receivables due from financial institutions
Investment [Line Items]
Short-term investments	359,200	89,300
Loan note receivables due from financial institutions, USD denominated
Investment [Line Items]
Short-term investments	308,200
Loan note receivables due from financial institutions, EUR denominated
Investment [Line Items]
Short-term investments	$ 51,000			€ 42.5
Term deposits
Investment [Line Items]
Short-term investments		$ 3,700			€ 3.5